AB Active ETF, Inc.

AB International Growth ETF

Portfolio of Investments

August 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Industrials – 30.1%
Aerospace & Defense – 2.7%
Safran SA	310	$121,352

Air Freight & Logistics – 1.4%
DSV A/S	115	24,259
Mainfreight Ltd.	970	38,439

		62,698

Building Products – 3.4%
Kingspan Group PLC	1,262	150,259

Electrical Equipment – 4.6%
Contemporary Amperex Technology Co., Ltd. - Class A	1,200	64,921
Schneider Electric SE	315	107,795
Siemens Energy AG	216	35,674

		208,390

Ground Transportation – 1.9%
Canadian Pacific Kansas City Ltd.	904	83,723

Industrial Conglomerates – 1.0%
Lifco AB - Class B	1,371	45,381

Machinery – 4.9%
RENK Group AG	942	51,434
Trelleborg AB - Class B	1,121	52,608
Weir PLC	3,007	116,028

		220,070

Passenger Airlines – 1.4%
Ryanair Holdings PLC	2,370	63,870

Professional Services – 2.1%
Experian PLC	2,285	94,303

Trading Companies & Distributors – 6.7%
AddTech AB - Class B	1,048	36,963
Beijer Ref AB - Class B	7,360	106,383
Diploma PLC	922	91,628
IMCD NV	550	63,952

		298,926

		1,348,972

Information Technology – 28.3%
Electronic Equipment, Instruments & Components – 2.6%
Halma PLC	825	40,625
Hexagon AB - Class B	4,330	45,179
Keyence Corp.	60	31,433

		117,237

IT Services – 0.8%
Shopify, Inc. - Class A(a)	223	32,863

Semiconductors & Semiconductor Equipment – 14.7%
ASML Holding NV	116	195,624
BE Semiconductor Industries NV	133	30,203
Renesas Electronics Corp.	1,900	40,357
SK hynix, Inc.	76	92,959
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	716	297,369

		656,512

Software – 9.0%
Constellation Software, Inc./Canada	42	95,092
Nemetschek SE	1,299	106,077
SAP SE	484	107,327
Topicus.com, Inc.(a)	1,242	94,814

		403,310

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 1.2%
Samsung Electronics Co., Ltd.	286	$54,333

		1,264,255

Consumer Discretionary – 15.6%
Broadline Retail – 6.4%
MercadoLibre, Inc.(a)	39	75,512
Pan Pacific International Holdings Corp.	5,400	27,288
Sea Ltd. (ADR)(a)	1,611	182,816

		285,616

Hotels, Restaurants & Leisure – 6.8%
Atour Lifestyle Holdings Ltd. (ADR)	2,361	82,588
DPC Dash Ltd. - Class H(a)	6,800	28,885
H World Group Ltd. (ADR)	2,027	95,918
InterContinental Hotels Group PLC	605	98,403

		305,794

Textiles, Apparel & Luxury Goods – 2.4%
ANTA Sports Products Ltd. - Class H	5,000	49,558
LVMH Moet Hennessy Louis Vuitton SE	112	58,974

		108,532

		699,942

Financials – 13.5%
Banks – 6.8%
FinecoBank Banca Fineco SpA	2,344	64,584
HDFC Bank Ltd. (ADR)	2,110	47,897
NU Holdings Ltd./Cayman Islands - Class A(a)	5,283	76,868
Standard Chartered PLC	3,930	115,997

		305,346

Capital Markets – 4.7%
3i Group PLC	3,781	144,971
Futu Holdings Ltd. (ADR)	534	65,223

		210,194

Financial Services – 2.0%
Adyen NV(a)	72	87,599

		603,139

Health Care – 5.1%
Health Care Equipment & Supplies – 2.9%
Ambu A/S - Class B	7,316	80,887
Straumann Holding AG (REG)	428	49,742

		130,629

Life Sciences Tools & Services – 1.5%
Lonza Group AG (REG)(a)	92	65,657

Pharmaceuticals – 0.7%
Novo Nordisk A/S - Class B	678	30,806

		227,092

Communication Services – 4.9%
Entertainment – 0.7%
Tencent Music Entertainment Group (ADR)	3,539	29,268

Interactive Media & Services – 4.2%
Tencent Holdings Ltd. - Class H	3,270	188,959

		218,227

Materials – 1.2%
Chemicals – 1.2%
Novonesis Novozymes B - Class B	734	52,741

Total Common Stocks (cost $4,435,255)		4,414,368

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(b) (c) (d) (cost $54,223)	54,223	$54,223

Total Investments – 99.9% (cost $4,489,478)(e)		4,468,591
Other assets less liabilities – 0.1%		5,501

Net Assets – 100.0%		$4,474,092

Country Breakdown (% of Net Assets)

13.6%	United Kingdom
12.1%	China
8.4%	Netherlands
6.9%	Canada
6.7%	Germany
6.7%	Taiwan
6.4%	Sweden
4.5%	United States
4.2%	Denmark
4.1%	Singapore
4.0%	France
3.4%	Brazil
3.3%	Ireland
3.3%	South Korea
11.1%	Others
1.2%	Short-Term Investments
0.1%	Other assets less liabilities

100.0%	Total

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $509,064 and gross unrealized depreciation of investments was $529,951, resulting in net unrealized depreciation of $20,887.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

AB Active ETF, Inc.

AB International Growth ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$4,414,368	$-0-	$-0-	$4,414,368
Short-Term Investments	54,223	-0-	-0-	54,223

Total Investments in Securities	4,468,591	-0-	-0-	4,468,591
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$4,468,591	$-0-	$-0-	$4,468,591

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$19	$692	$657	$54	$1

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